Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Short-term borrowings
(1)	Short-term borrowings as of December 31, 2022 and 2021 are as follows:

(In millions of won)
Lender	Annual interest rate (%)	Maturity	December 31, 2022		December 31, 2021
BNK Securities. Co.,Ltd.	4.60	Jan. 20, 2023	￦	100,000	—
KEB Hana Bank	6.62	Oct. 31, 2023		30,000	—
Hana Financial Investment Co., Ltd.(*)	6.30	May. 29, 2023		4,642	4,642
DB Financial Investment Co., Ltd.(*)	6.30	May. 29, 2023		2,785	2,785
Shinhan Financial Investment Co., Ltd.(*)	6.20	Feb. 20, 2023		5,571	5,571

			￦	142,998	12,998

(*)	PanAsia Semiconductor Materials LLC., a subsidiary of the Parent Company, has pledged its ￦21,981 million of equity instruments at FVTPL on ￦12,998 million of short-term loans as of December 31, 2022.

Long-term borrowings
(2)	Long-term borrowings as of December 31, 2022 and 2021 are as follows:

(In millions of won and thousands of other currencies)
Lender	Annual interest rate (%)	Maturity	December 31, 2022		December 31, 2021
Korea Development Bank(*1)	1.87	Feb. 10, 2026	￦	40,625	50,000
Korea Development Bank(*2)	3M CD + 0.71	Dec. 21, 2022		—	12,500
Credit Agricole CIB(*2,3)	3M CD + 0.82	Dec. 14, 2023		12,500	25,000
Export Kreditnamnden	1.70	Apr. 29, 2022		—	6,746 (USD 5,690)
Mizuho bank, Ltd.	1.35	May. 20, 2024		100,000	100,000
DBS bank Ltd.	1.32	May. 28, 2024		200,000	200,000
DBS bank Ltd.	2.68	Mar. 10, 2025		200,000	—
Credit Agricole CIB	3.30	Apr. 29, 2024		50,000	—
Mizuho Bank, Ltd.	3.29	Nov. 27, 2023		100,000	—
Nonghyup Bank(*4)	MOR + 1.96	Nov. 17, 2024		40,000	—
Credit Agricole CIB	4.89	Nov. 28, 2025		50,000	—

				793,125	394,246
Less: present value discount				(13)	(59)

				793,112	394,187
Less: current portions				(124,987)	(41,065)

			￦	668,125	353,122

(*1)	The long-term borrowings are to be repaid by installments on an annual basis from 2022 to 2026.

(*2)	3M CD rates are 3.98 % and 1.29 % as of December 31, 2022 and 2021, respectively.

(*3)	The long-term borrowings are to be repaid by installments on an annual basis from 2020 to 2023.

(*4)	6M MOR rates are 4.35% as of December 31, 2022.

Debentures
(3)	Debentures as of December 31, 2022 and 2021 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2022	December 31, 2021
Unsecured corporate bonds	Operating and refinancing fund	2022	3.30	—	140,000
Unsecured corporate bonds		2032	3.45	90,000	90,000
Unsecured corporate bonds	Operating fund	2023	3.03	230,000	230,000
Unsecured corporate bonds		2033	3.22	130,000	130,000
Unsecured corporate bonds		2024	3.64	150,000	150,000
Unsecured corporate bonds	Refinancing fund	2024	2.82	190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.40	—	100,000
Unsecured corporate bonds		2025	2.49	150,000	150,000
Unsecured corporate bonds		2030	2.61	50,000	50,000
Unsecured corporate bonds	Operating fund	2025	2.66	70,000	70,000
Unsecured corporate bonds		2030	2.82	90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.55	100,000	100,000
Unsecured corporate bonds		2035	2.75	70,000	70,000
Unsecured corporate bonds	Operating fund	2026	2.08	90,000	90,000
Unsecured corporate bonds		2036	2.24	80,000	80,000
Unsecured corporate bonds		2026	1.97	120,000	120,000
Unsecured corporate bonds		2031	2.17	50,000	50,000
Unsecured corporate bonds	Refinancing fund	2022	2.17	—	120,000
Unsecured corporate bonds		2027	2.55	100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65	90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.63	—	80,000
Unsecured corporate bonds	Refinancing fund	2027	2.84	100,000	100,000
Unsecured corporate bonds		2023	2.81	100,000	100,000
Unsecured corporate bonds		2028	3.00	200,000	200,000
Unsecured corporate bonds		2038	3.02	90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2023	2.33	150,000	150,000
Unsecured corporate bonds		2038	2.44	50,000	50,000
Unsecured corporate bonds	Operating fund	2022	2.03	—	180,000
Unsecured corporate bonds		2024	2.09	120,000	120,000
Unsecured corporate bonds		2029	2.19	50,000	50,000
Unsecured corporate bonds		2039	2.23	50,000	50,000
Unsecured corporate bonds	Operating and refinancing fund	2022	1.40	—	120,000
Unsecured corporate bonds		2024	1.49	60,000	60,000
Unsecured corporate bonds		2029	1.50	120,000	120,000
Unsecured corporate bonds		2039	1.52	50,000	50,000
Unsecured corporate bonds		2049	1.56	50,000	50,000
Unsecured corporate bonds	Operating fund	2022	1.69	—	230,000
Unsecured corporate bonds		2024	1.76	70,000	70,000
Unsecured corporate bonds		2029	1.79	40,000	40,000
Unsecured corporate bonds		2039	1.81	60,000	60,000
Unsecured corporate bonds	Operating and refinancing fund	2023	1.64	170,000	170,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2022	December 31, 2021
Unsecured corporate bonds	Operating fund	2025	1.75	130,000	130,000
Unsecured corporate bonds		2030	1.83	50,000	50,000
Unsecured corporate bonds		2040	1.87	70,000	70,000
Unsecured corporate bonds	Refinancing fund	2025	1.40	140,000	140,000
Unsecured corporate bonds		2030	1.59	40,000	40,000
Unsecured corporate bonds		2040	1.76	110,000	110,000
Unsecured corporate bonds	Refinancing fund	2024	1.17	80,000	80,000
Unsecured corporate bonds		2026	1.39	80,000	80,000
Unsecured corporate bonds		2031	1.80	50,000	50,000
Unsecured corporate bonds		2041	1.89	100,000	100,000
Unsecured corporate bonds	Refinancing fund	2024	2.47	90,000	90,000
Unsecured corporate bonds		2026	2.69	70,000	70,000
Unsecured corporate bonds		2041	2.68	40,000	40,000
Unsecured corporate bonds		2025	3.80	240,000	—
Unsecured corporate bonds		2027	3.84	70,000	—
Unsecured corporate bonds		2042	3.78	40,000	—
Unsecured corporate bonds		2025	4.00	300,000	—
Unsecured corporate bonds		2027	4.00	95,000	—
Unsecured corporate bonds		2024	4.79	100,000	—
Unsecured corporate bonds		2025	4.73	110,000	—
Unsecured corporate bonds		2027	4.74	60,000	—
Unsecured corporate bonds		2032	4.69	40,000	—
Unsecured corporate bonds(*1)	Operating fund	2022	2.26	—	150,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2022	2.70	—	140,000
Unsecured corporate bonds(*1)		2023	2.93	80,000	80,000
Unsecured corporate bonds(*1)	Refinancing fund	2022	2.00	—	50,000
Unsecured corporate bonds(*1)		2024	2.09	160,000	160,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2022	1.71	—	80,000
Unsecured corporate bonds(*1)		2024	1.71	100,000	100,000
Unsecured corporate bonds(*1)		2026	1.86	50,000	50,000
Unsecured corporate bonds(*1)	Refinancing fund	2023	1.48	100,000	100,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2025	1.64	100,000	100,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2022	December 31, 2021
Unsecured corporate bonds(*1)	Refinancing fund	2025	1.41	160,000	160,000
Unsecured corporate bonds(*1)		2024	1.69	100,000	100,000
Unsecured corporate bonds(*1)		2025	2.58	100,000	—
Unsecured corporate bonds(*1)		2032	2.92	50,000	—
Unsecured global bonds	Operating fund	2027	6.63	506,920 (USD 400,000)	474,200 (USD 400,000)
Unsecured global bonds		2023	3.75	633,650 (USD 500,000)	592,750 (USD 500,000)
Unsecured global bonds(*1)	Refinancing fund	2023	3.88	380,190 (USD 300,000)	355,650 (USD 300,000)
Floating rate notes(*2)	Operating fund	2025	3M LIBOR + 0.91	380,190 (USD 300,000)	355,650 (USD 300,000)

				8,385,950	8,448,250
Less: discounts on bond				(19,256)	(21,567)

				8,366,694	8,426,683
Less: current portions of bonds				(1,842,599)	(1,389,259)

				6,524,095	7,037,424

(*1)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.

(*2)	3M LIBOR rates are 4.75% and 0.21% as of December 31, 2022 and 2021, respectively.